Intangible Assets - Summary of Reconciliation of Intangible Assets (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 15,950,624	$ 17,411,685	$ 17,037,297
Goodwill, Additions			374,388
Goodwill, Exchange differences	1,422,789	(1,461,061)
Goodwill, Ending Balance	17,373,413	15,950,624	17,411,685
Total, Beginning Balance	16,581,709	18,367,245	18,233,245
Total Additions	144,159		374,388
Total, Amortisation	(253,040)	(246,217)	(273,619)
Total, Exchange differences	1,466,040	(1,539,319)	33,231
Total, Ending Balance	17,938,868	16,581,709	18,367,245
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	631,085	955,560	1,195,948
Intangible assets, Amortisation	(253,040)	(246,217)	(273,619)
Intangible assets, Exchange differences	43,251	(78,258)	33,231
Ending Balance	421,296	$ 631,085	$ 955,560
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Additions	144,159
Ending Balance	$ 144,159